Operating Lease - Schedule of Supplemental Cash Flow Information Related to Leases (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Cash paid for amounts included in the measurement of lease liabilities	¥ 13,444	¥ 20,187	¥ 23,997
Right-of-use assets obtained in exchange for operating lease liabilities	¥ 9,858	¥ 4,168	¥ 29,168
Weighted average remaining lease term	5 years 7 months 9 days	4 years 7 months 17 days	4 years 7 months 28 days
Weighted average discount rate	3.92%	4.73%	4.59%